Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Share of Post-tax (Losses) Earnings in Equity Method Investments Reported in Consolidated Income Statement
The Company’s share of
post-tax
(losses) earnings in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,

	2020	2019
Refinitiv (45% ownership interest)	(554)	(609)
Other equity method investments	10	10
Total share of post-tax losses in equity method investments	(544)	(599)

Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position
The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	December 31,

	2020	2019
Refinitiv (45% ownership interest)	981	1,387
Other equity method investments	155	164
Total equity method investments	1,136	1,551

Summary of Financial Information for Refinitiv with Reconciliation to Thomson Reuters Carrying Value of its Investment
Set forth below is summarized financial information for 100% of Refinitiv, and a reconciliation to the Company’s carrying value of its investment.

	Year ended December 31,

	2020	2019
Revenues	6,513	6,250
Net loss	(1,137)	(1,278)
Remove: Net earnings attributable to non-controlling interests	(95)	(75)
Net loss attributable to Refinitiv	(1,232)	(1,353)
Other comprehensive income (loss) attributable to Refinitiv	330	(78)
Total comprehensive loss attributable to Refinitiv	(902)	(1,431)

	December 31,

	2020	2019
Assets
Current assets	2,071	2,031
Non-current assets	21,094	20,709
Total assets	23,165	22,740
Liabilities
Current liabilities	3,995	3,398
Non-current liabilities	14,268	13,964
Total liabilities	18,263	17,362
Net assets	4,902	5,378
Non-controlling interests	(2,415)	(2,100)
Other (1)	(306)	(195)
Net assets attributable to Refinitiv	2,181	3,083
Net assets attributable to Refinitiv - beginning period	3,083	4,514
Net loss attributable to Refinitiv	(1,232)	(1,353)
Other comprehensive income (loss) attributable to Refinitiv	330	(78)
Net assets attributable to Refinitiv - ending period	2,181	3,083
Thomson Reuters % share	45%	45%
Thomson Reuters carrying amount	981	1,387
(1) Consists primarily of equity transactions excluded from Thomson Reuters 45% share of total comprehensive loss.